Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Property and Equipment:
Depreciation expense	$ 10,768	$ 2,438	$ 24,731	$ 12,861	$ 16,224	$ 8,342
Proceeds from sale of equipment			$ 482	450	$ 12,481
Gain on sale of piece of equipment				450
Original purchase price of an equipment				$ 1,004